Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 7 – Commitments and Contingencies

Commitments and contingencies are described below and summarized by the following table for the designated fiscal years ending June 30, as of March 31, 2016:

		Remaining
	Total	2016	2017	2018	2019	2020	Thereafter

Management fee	$901,000	$53,000	$212,000	$212,000	$212,000	$212,000	$-
Primsol business	1,250,000	1,000,000	250,000	-	-	-	-
Manufacturing agreement	1,000,000	1,000,000	-	-	-	-	-
Office Lease	351,000	34,000	142,000	145,000	30,000	-	-
Sponsored research agreement with related party	298,000	18,000	70,000	70,000	70,000	70,000	-
	$3,800,000	$2,105,000	$674,000	$427,000	$312,000	$282,000	$-

Management Fee

In July 2015, Aytu entered into an agreement with Ampio whereby Aytu agreed to pay Ampio a set amount per month for shared overhead which includes costs related to the shared facility, corporate staff, and other miscellaneous overhead expenses. This agreement was amended on November of 2015 and again in April of  2016 resulting in an amount of $18,000 per month. These agreements will be in effect until they are terminated in writing by both parties.

Primsol Business

In October 2015, Aytu entered into an agreement with FSC Laboratories, Inc. for the purchase of Primsol (see Note 1).

Manufacturing Agreement

In October 2015, Aytu entered into a Master Services Agreement with Biovest International, Inc. (“Biovest”). The agreement provides that Aytu may engage Biovest from time to time to provide services in accordance with mutually agreed upon project addendums and purchase orders. Aytu expects to use the agreement from time to time for manufacturing services, including without limitation, the manufacturing, processing, quality control testing, release or storage of its products for the ProstaScint product. Aytu is obligated to pay Biovest $1.0 million for time and materials as they develop a plan to reproduce the manufacturing process. Of this commitment, $500,000 was paid on April 1, 2016.

Office Lease

In June 2015, Aytu entered into a 37 month operating lease for a space in Raleigh, North Carolina. This lease has initial base rent of $3,000 a month, with total base rent over the term of the lease of approximately $112,000. In September 2015, the Company entered into a 37 month operating lease in Englewood, Colorado. This lease has an initial base rent of $9,000 a month with a total base rent over the term of the lease of approximately $318,000. The Company recognizes rental expense of the facilities on a straight-line basis over the term of the lease. Differences between the straight-line net expenses on rent payments are classified as liabilities between current deferred rent and long-term deferred rent. Rent expense for the respective periods is as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015

Rent expense	$35,000	$3,000	$86,000	$43,000

Sponsored Research Agreement with Related Party

Aytu entered into a Sponsored Research Agreement with Trauma Research LLC (“TRLLC”), a related party, in June 2013. Under the terms of the Sponsored Research Agreement, TRLLC agreed to work collaboratively in advancing the RedoxSYS System diagnostic platform through research and development efforts. The Sponsored Research Agreement may be terminated without cause by either party on 30 days’ notice.

Note 5 – Commitments and Contingencies

Commitments and contingencies are described below and summarized by the following table as of June 30, 2015:

	Total	2016	2017	2018	2019	2020	Thereafter

Management fee	$1,800,000	$360,000	$360,000	$360,000	$360,000	$360,000	$—
ProstaScint Inventory Transfer	500,000	500,000	—	—	—	—	—
Sponsored research agreement with related party	350,000	70,000	70,000	70,000	70,000	70,000	—
Clinical research and trial obligations	329,000	329,000	—	—	—	—	—
Manufacturing	133,000	133,000	—	—	—	—	—
Office Lease	110,000	35,000	36,000	36,000	3,000	—	—
	$3,222,000	$1,427,000	$466,000	$466,000	$433,000	$430,000	$—

Management Fee

In July 2015, Aytu entered into agreements with Ampio whereby Aytu agreed to pay Ampio $30,000 per month for shared overhead which includes costs related to the shared facility, corporate staff, and other miscellaneous overhead expenses. These agreements will be in effect until they are terminated in writing by both parties.

ProstaScint Inventory Transfer Fee

Aytu is obligated to pay $500,000 for the ProstaScint-related product inventory upon the inventory transfer in July 2015.

Sponsored Research Agreement with Related Party

Aytu entered into a Sponsored Research Agreement with Trauma Research LLC (“TRLLC”), a related party, in June 2013. Under the terms of the Sponsored Research Agreement, TRLLC agreed to work collaboratively in advancing the RedoxSYS System diagnostic platform through research and development efforts. The Sponsored Research Agreement may be terminated without cause by either party on 30 days’ notice.

Clinical Research and Trial Obligations

In connection with the Zertane clinical trials and RedoxSYS research studies, the remaining commitment is $329,000.

Aytu Manufacturing and Commercial Development

Aytu entered into agreements with manufacturing companies to build its RedoxSYS system. The current remaining commitment is $133,000.

Office Lease

In June 2015, Aytu entered into a 37 month operating lease. This lease has initial base rent of $2,900 a month, with total base rent over the term of the lease of approximately $112,000. The Company recognizes rental expense of the facility on a straight-line basis over the term of the lease. Differences between the straight-line net expenses on rent payments are classified as liabilities between current deferred rent and long-term deferred rent. Rent expense for the respective periods is as follows:

	Years Ended June 30,
	2015	2014

Rent expense	$51,000	$11,000